TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Operating and capital loss carry forward	$ 13,103	$ 14,567
Reserves and allowances	1,183	785
Deferred tax asset before valuation allowance	14,286	15,352
Valuation allowance	(11,408)	(12,736)
Net deferred tax asset	2,878	2,616
Deferred tax liability	(309)	(609)
Net deferred tax asset	$ 2,569	$ 2,007